Other Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Other Expenses
Schedule of other expenses

In € thousand	2021	2020	2019
Foreign currency losses	1,054	107	56
Miscellaneous other items	982	23	2
Total other expenses	2,036	130	58